Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Credit Cards (Detail) - Credit cards [member] - Retail loans [member] - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 17,332	$ 17,822
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	12,638	12,888
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,022	3,291
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,039	1,073
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	633	570
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	14,834	15,173
Stage one loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	12,621	12,864
Stage one loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,497	1,646
Stage one loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	123	136
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	593	527
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,498	2,649
Stage two loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	17	24
Stage two loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,525	1,645
Stage two loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	916	937
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 40	$ 43